Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2016
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	March 31,	December 31,
	2016	2015
Bank deposits	$6,037,659	$9,278,730
Money market funds	4,578,399	72,162
Total	$10,616,058	$9,350,892